TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory [table text block]
Amounts in R million Note 2021 2020
Trade payables and accruals 352.9 348.0
Value Added Tax 4.5 -
Accrued leave pay 53.2 46.9
Provision for short term performance based incentives 74.2 50.5
Payroll accruals 25.0 33.4
509.8 478.8
Interest relating to trade payables and accruals included in profit or loss (1.8) (1.9)
RELATED PARTY

BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater 12.0 14.0
Rand Refinery 0.6 0.2